Property and Equipment (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment [Abstract]
Property and Equipment
Property and equipment consists of the following as of December 31, 2020 and 2019:

	2019	2020
Computer equipment	$6,585,289	$7,117,299
Capitalized software	5,122,650	5,122,650
Furniture and fixtures	1,213,132	1,285,880
Leasehold improvements	1,892,172	2,598,566
	14,813,243	16,124,395
Less: accumulated depreciation and amortization	(5,657,718)	(8,736,975)
	$9,155,525	$7,387,420